Subsequent Events - Additional Information (Detail) - 1 months ended Mar. 31, 2019 - Non adjusting event [member] € in Millions, $ in Millions	EUR (€) ft²	USD ($) ft²
Disclosure of Events After Reporting Period [line items]
Square feet of office space under lease agreement	7,583	7,583
Operating lease term of lease agreement	7 years	7 years
Operating lease expiration date	Apr. 01, 2026	Apr. 01, 2026
Rental expense Per year	€ 4.2	$ 4.9